Accrued Expenses and Other Payables	6 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
13.	ACCRUED EXPENSES AND OTHER PAYABLES

As of September 30, 2023 and March 31, 2024, accrued expenses and other payables consisted of the following:

	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Other taxes payable (1)	$4,418,928	$4,236,749
Loans from third-parties (2)	669,485	609,393
Payroll payable	398,260	416,497
Security deposit from a distributor	274,123	276,997
Other accrued expenses	358,559	256,454
Accrued expenses and other payables	$6,119,355	$5,796,090

(1)	The balance was mainly comprised of value-added tax (“VAT”) payable of $4,016,656 and $3,824,307 as of September 30, 2023 and March 31, 2024, respectively.
(2)	The balance was interest-free loans from the third parties, $55,399 of which has been repaid in April 2024, and $553,994 of which will mature on February 20,2025.